Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment, net and related accumulated depreciation
Property, plant and equipment, net consist of the following as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Land	$7,616	$8,026
Building and improvements	503,394	514,777
Furniture and fixtures	203,303	168,846
Information technology	27,445	20,113
Construction in progress	67,772	43,704
Property, plant and equipment, gross	809,530	755,466
Less: Accumulated depreciation	(263,104)	(183,839)
Property, plant and equipment, net	$546,426	$571,627